Schedule of Investments (unaudited)
March 31, 2025
 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 93.0%
Communication Services — 7.9%
Diversified Telecommunication Services — 1.7%
AT&T Inc., Senior Notes	4.300%	2/15/30	$80,000	$78,787
AT&T Inc., Senior Notes	6.350%	3/15/40	50,000	51,746
AT&T Inc., Senior Notes	4.900%	6/15/42	150,000	132,268
AT&T Inc., Senior Notes	4.800%	6/15/44	210,000	185,273
AT&T Inc., Senior Notes	4.550%	3/9/49	310,000	260,554
AT&T Inc., Senior Notes	3.300%	2/1/52	120,000	79,437
AT&T Inc., Senior Notes	3.500%	9/15/53	130,000	88,714
AT&T Inc., Senior Notes	3.800%	12/1/57	130,000	91,335
AT&T Inc., Senior Notes	3.500%	2/1/61	70,000	45,295
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	70,000	85,492
Telefonica Emisiones SA, Senior Notes	7.045%	6/20/36	60,000	66,558
Telefonica Europe BV, Senior Notes	8.250%	9/15/30	230,000	264,461
Verizon Communications Inc., Senior Notes	5.250%	4/2/35	130,000	130,379 (a)
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	630,000	616,110
Total Diversified Telecommunication Services				2,176,409
Entertainment — 0.9%
Walt Disney Co., Senior Notes	7.750%	12/1/45	130,000	165,703
Warnermedia Holdings Inc., Senior Notes	5.141%	3/15/52	1,360,000	992,209
Total Entertainment				1,157,912
Media — 3.9%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	580,000	503,903
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	110,000	111,525
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	80,000	54,776
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	260,000	247,345
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	350,000	290,234
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	70,000	60,416
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.900%	6/1/52	160,000	103,532
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.950%	6/30/62	80,000	49,192
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	210,000	168,755
Comcast Corp., Senior Notes	6.450%	3/15/37	220,000	241,050
Comcast Corp., Senior Notes	6.950%	8/15/37	160,000	182,532
Comcast Corp., Senior Notes	6.400%	5/15/38	950,000	1,020,440
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	160,000	135,236 (b)
Fox Corp., Senior Notes	5.476%	1/25/39	510,000	492,020
Historic TW Inc., Senior Notes	8.300%	1/15/36	210,000	234,007
Time Warner Cable Enterprises LLC, Senior Secured Notes	8.375%	7/15/33	410,000	468,206
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	180,000	178,660
See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Media — continued
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	$200,000	$210,104
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	10,000	10,001
Time Warner Cable LLC, Senior Secured Notes	5.500%	9/1/41	50,000	43,404
Total Media				4,805,338
Wireless Telecommunication Services — 1.4%
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	850,000	877,494
T-Mobile USA Inc., Senior Notes	4.375%	4/15/40	60,000	52,842
T-Mobile USA Inc., Senior Notes	4.500%	4/15/50	210,000	174,771
T-Mobile USA Inc., Senior Notes	3.400%	10/15/52	230,000	155,566
T-Mobile USA Inc., Senior Notes	5.875%	11/15/55	230,000	231,709
Vodafone Group PLC, Senior Notes	5.250%	5/30/48	210,000	193,432
Vodafone Group PLC, Senior Notes	4.250%	9/17/50	10,000	7,707
Total Wireless Telecommunication Services				1,693,521

Total Communication Services				9,833,180
Consumer Discretionary — 7.6%
Automobile Components — 0.8%
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	400,000	399,085 (b)
ZF North America Capital Inc., Senior Notes	6.750%	4/23/30	560,000	532,786 (b)
Total Automobile Components				931,871
Automobiles — 1.6%
Ford Motor Co., Senior Notes	3.250%	2/12/32	290,000	239,126
Ford Motor Credit Co. LLC, Senior Notes	2.700%	8/10/26	400,000	385,843
General Motors Co., Senior Notes	6.125%	10/1/25	120,000	120,618
General Motors Co., Senior Notes	6.600%	4/1/36	170,000	175,608
General Motors Co., Senior Notes	6.750%	4/1/46	270,000	273,906
Hyundai Capital America, Senior Notes	5.250%	1/8/27	200,000	201,612 (b)
Volkswagen Group of America Finance LLC, Senior Notes	5.250%	3/22/29	620,000	619,199 (b)
Total Automobiles				2,015,912
Broadline Retail — 0.8%
Alibaba Group Holding Ltd., Senior Notes	5.250%	5/26/35	320,000	321,991 (b)
Amazon.com Inc., Senior Notes	3.950%	4/13/52	330,000	263,195
MercadoLibre Inc., Senior Notes	2.375%	1/14/26	470,000	458,933
Total Broadline Retail				1,044,119
Diversified Consumer Services — 0.2%
California Institute of Technology, Senior Notes	3.650%	9/1/2119	110,000	71,267
Washington University, Senior Notes	3.524%	4/15/54	90,000	66,720
Washington University, Senior Notes	4.349%	4/15/2122	110,000	86,337
Total Diversified Consumer Services				224,324
Hotels, Restaurants & Leisure — 3.3%
Carnival Corp., Senior Notes	5.750%	3/1/27	430,000	430,539 (b)
Carnival Corp., Senior Notes	5.750%	3/15/30	500,000	498,365 (b)
Carnival Corp., Senior Secured Notes	7.875%	6/1/27	160,000	168,263
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	60,000	59,350 (b)
International Game Technology PLC, Senior Secured Notes	5.250%	1/15/29	490,000	479,247 (b)
McDonald’s Corp., Senior Notes	4.875%	12/9/45	230,000	208,385
McDonald’s Corp., Senior Notes	4.450%	9/1/48	10,000	8,424
See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2025 Quarterly Report

 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Hotels, Restaurants & Leisure — continued
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	$380,000	$350,185 (b)
Melco Resorts Finance Ltd., Senior Notes	7.625%	4/17/32	200,000	199,344 (b)
Royal Caribbean Cruises Ltd., Senior Notes	3.700%	3/15/28	270,000	257,927
Sands China Ltd., Senior Notes	5.125%	8/8/25	450,000	449,894
Sands China Ltd., Senior Notes	5.400%	8/8/28	200,000	200,382
Sands China Ltd., Senior Notes	4.375%	6/18/30	200,000	189,757
Sands China Ltd., Senior Notes	3.250%	8/8/31	330,000	286,133
Wynn Macau Ltd., Senior Notes	5.500%	10/1/27	240,000	234,517 (b)
Total Hotels, Restaurants & Leisure				4,020,712
Household Durables — 0.3%
Lennar Corp., Senior Notes	5.000%	6/15/27	190,000	191,291
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	200,000	195,835
Total Household Durables				387,126
Specialty Retail — 0.6%
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	11.500%	8/15/29	200,000	195,662 (b)
Home Depot Inc., Senior Notes	3.625%	4/15/52	270,000	198,337
Lithia Motors Inc., Senior Notes	3.875%	6/1/29	190,000	174,138 (b)
Lowe’s Cos. Inc., Senior Notes	4.250%	4/1/52	280,000	219,202
Total Specialty Retail				787,339

Total Consumer Discretionary				9,411,403
Consumer Staples — 4.2%
Beverages — 0.9%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	840,000	775,249
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	70,000	62,555
Coca-Cola Co., Senior Notes	4.125%	3/25/40	180,000	161,374
Coca-Cola Co., Senior Notes	4.200%	3/25/50	110,000	92,638
Total Beverages				1,091,816
Consumer Staples Distribution & Retail — 0.1%
Kroger Co., Senior Notes	5.500%	9/15/54	130,000	122,712
Food Products — 1.3%
Gruma SAB de CV, Senior Notes	5.390%	12/9/34	200,000	200,000 (b)
J M Smucker Co., Senior Notes	6.200%	11/15/33	230,000	245,029
JBS USA LUX Sarl/JBS USA Food Co./JBS USA Foods Group, Senior Notes	5.950%	4/20/35	300,000	308,640 (b)
JBS USA LUX Sarl/JBS USA Food Co./JBS USA Foods Group, Senior Notes	6.375%	2/25/55	140,000	143,202 (b)
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	110,000	100,339
Mars Inc., Senior Notes	5.200%	3/1/35	280,000	281,508 (b)
Mars Inc., Senior Notes	5.650%	5/1/45	110,000	110,305 (b)
Mars Inc., Senior Notes	5.700%	5/1/55	240,000	239,969 (b)
Total Food Products				1,628,992
Tobacco — 1.9%
Altria Group Inc., Senior Notes	4.800%	2/14/29	870,000	872,018
Altria Group Inc., Senior Notes	3.875%	9/16/46	330,000	241,964
BAT Capital Corp., Senior Notes	6.250%	8/15/55	110,000	109,855
Imperial Brands Finance PLC, Senior Notes	6.125%	7/27/27	330,000	340,202 (b)
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	100,000	87,850
Reynolds American Inc., Senior Notes	8.125%	5/1/40	270,000	320,289
See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Tobacco — continued
Reynolds American Inc., Senior Notes	7.000%	8/4/41	$320,000	$338,456
Reynolds American Inc., Senior Notes	5.850%	8/15/45	90,000	85,968
Total Tobacco				2,396,602

Total Consumer Staples				5,240,122
Energy — 12.2%
Energy Equipment & Services — 0.1%
Halliburton Co., Senior Notes	5.000%	11/15/45	200,000	180,107
Oil, Gas & Consumable Fuels — 12.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Senior Notes	6.625%	2/1/32	250,000	254,383 (b)
Antero Resources Corp., Senior Notes	5.375%	3/1/30	130,000	127,730 (b)
APA Corp., Senior Notes	6.000%	1/15/37	106,000	103,495 (b)
APA Corp., Senior Notes	5.250%	2/1/42	39,000	32,647 (b)
BP Capital Markets PLC, Senior Notes (6.125% to 6/18/35 then 5 year Treasury Constant Maturity Rate + 1.924%)	6.125%	3/18/35	120,000	118,392 (c)(d)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	20,000	16,938 (b)
Cameron LNG LLC, Senior Secured Notes	3.701%	1/15/39	40,000	33,423 (b)
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	220,000	193,718
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	290,000	299,555 (b)
ConocoPhillips, Senior Notes	6.500%	2/1/39	810,000	899,858
Continental Resources Inc., Senior Notes	4.375%	1/15/28	60,000	58,822
Continental Resources Inc., Senior Notes	4.900%	6/1/44	80,000	64,940
Devon Energy Corp., Senior Notes	5.600%	7/15/41	320,000	298,881
Devon Energy Corp., Senior Notes	5.750%	9/15/54	130,000	119,111
Diamondback Energy Inc., Senior Notes	6.250%	3/15/53	230,000	230,463
Ecopetrol SA, Senior Notes	5.875%	11/2/51	260,000	175,877
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	210,000	210,763 (c)(d)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	330,000	334,743 (c)(d)
Energy Transfer LP, Senior Notes	5.250%	4/15/29	30,000	30,363
Energy Transfer LP, Senior Notes	8.250%	11/15/29	160,000	181,271
Energy Transfer LP, Senior Notes	6.625%	10/15/36	20,000	21,517
Energy Transfer LP, Senior Notes	5.800%	6/15/38	40,000	39,794
Enterprise Products Operating LLC, Senior Notes	6.125%	10/15/39	320,000	340,444
Enterprise Products Operating LLC, Senior Notes	5.550%	2/16/55	360,000	349,915
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	100,000	73,136
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	430,000	421,684 (d)
EOG Resources Inc., Senior Notes	4.375%	4/15/30	120,000	118,740
Expand Energy Corp., Senior Notes	6.750%	4/15/29	170,000	172,249 (b)
Expand Energy Corp., Senior Notes	5.700%	1/15/35	70,000	70,320
Exxon Mobil Corp., Senior Notes	4.227%	3/19/40	140,000	124,950
Greensaif Pipelines Bidco Sarl, Senior Secured Notes	6.103%	8/23/42	350,000	351,442 (b)
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	200,000	169,551 (b)
Kinder Morgan Inc., Senior Notes	7.800%	8/1/31	2,000,000	2,281,111
MPLX LP, Senior Notes	4.800%	2/15/29	60,000	60,121
See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2025 Quarterly Report

 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
MPLX LP, Senior Notes	4.500%	4/15/38	$380,000	$333,832
Occidental Petroleum Corp., Senior Notes	7.500%	5/1/31	465,000	512,255
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	190,000	213,596
ONEOK Inc., Senior Notes	6.050%	9/1/33	460,000	479,164
ONEOK Inc., Senior Notes	6.625%	9/1/53	10,000	10,471
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	190,000	196,783
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	140,000	133,713
Petrobras Global Finance BV, Senior Notes	5.500%	6/10/51	100,000	77,796
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	300,000	267,169
Phillips 66, Senior Notes	5.875%	5/1/42	160,000	160,001
Shell International Finance BV, Senior Notes	6.375%	12/15/38	250,000	277,180
Targa Resources Corp., Senior Notes	5.500%	2/15/35	300,000	298,385
Targa Resources Corp., Senior Notes	4.950%	4/15/52	160,000	135,248
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	490,000	501,211
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	470,000	478,513
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.250%	12/1/26	230,000	238,363
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	5.400%	8/15/41	310,000	297,888
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.950%	5/15/50	30,000	22,985
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	680,000	677,695
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	90,000	85,934
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	80,000	71,498
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	270,000	230,325
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	47,000	52,398
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	37,000	41,903
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	610,000	733,967
Williams Cos. Inc., Senior Notes	3.500%	10/15/51	50,000	34,343
Total Oil, Gas & Consumable Fuels				14,942,963

Total Energy				15,123,070
Financials — 33.6%
Banks — 18.7%
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.500% to 6/27/29 then 10 year Treasury Constant Maturity Rate + 5.470%)	7.500%	6/27/29	200,000	196,530 (b)(c)(d)
Banco Mercantil del Norte SA, Junior Subordinated Notes (8.750% to 5/20/35 then 10 year Treasury Constant Maturity Rate + 4.299%)	8.750%	5/20/35	200,000	198,993 (b)(c)(d)
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander Mexico, SAB de CV, Senior Notes	5.621%	12/10/29	200,000	202,616 (b)
Banco Santander SA, Senior Notes	5.294%	8/18/27	400,000	405,241
Banco Santander SA, Senior Notes	3.490%	5/28/30	200,000	186,350
Bank of America Corp., Senior Notes	5.875%	2/7/42	320,000	334,973
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. Term SOFR + 3.412%)	4.083%	3/20/51	160,000	125,833 (d)
Bank of America Corp., Senior Notes (5.511% to 1/24/35 then SOFR + 1.310%)	5.511%	1/24/36	460,000	468,329 (d)
Bank of America Corp., Subordinated Notes	6.110%	1/29/37	320,000	332,539
Bank of America Corp., Subordinated Notes	7.750%	5/14/38	900,000	1,068,047
Bank of America Corp., Subordinated Notes (5.518% to 10/25/34 then SOFR + 1.738%)	5.518%	10/25/35	610,000	598,764 (d)
See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Bank of Nova Scotia, Junior Subordinated Notes (8.000% to 1/27/29 then 5 year Treasury Constant Maturity Rate + 4.017%)	8.000%	1/27/84	$360,000	$372,719 (d)
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	390,000	360,414 (d)
Barclays PLC, Senior Notes (5.785% to 2/25/35 then SOFR + 1.590%)	5.785%	2/25/36	230,000	231,342 (d)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	640,000	635,895 (d)
BNP Paribas SA, Junior Subordinated Notes (8.500% to 8/14/28 then 5 year Treasury Constant Maturity Rate + 4.354%)	8.500%	8/14/28	940,000	985,425 (b)(c)(d)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. Term SOFR + 2.829%)	5.198%	1/10/30	280,000	282,888 (b)(d)
BNP Paribas SA, Senior Notes (5.786% to 1/13/32 then SOFR + 1.620%)	5.786%	1/13/33	250,000	255,699 (b)(d)
BPCE SA, Senior Notes (6.714% to 10/19/28 then SOFR + 2.270%)	6.714%	10/19/29	350,000	368,785 (b)(d)
Citigroup Inc., Senior Notes	8.125%	7/15/39	251,000	311,605
Citigroup Inc., Senior Notes	5.875%	1/30/42	240,000	245,978
Citigroup Inc., Senior Notes (5.612% to 3/4/55 then SOFR + 1.746%)	5.612%	3/4/56	310,000	303,019 (d)
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	404,000	415,990
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	370,000	400,656
Citigroup Inc., Subordinated Notes (6.174% to 5/25/33 then SOFR + 2.661%)	6.174%	5/25/34	250,000	256,347 (d)
Commonwealth Bank of Australia, Subordinated Notes	3.743%	9/12/39	220,000	179,396 (b)
Cooperatieve Rabobank UA, Senior Notes	5.750%	12/1/43	450,000	452,220
Cooperatieve Rabobank UA, Senior Notes	5.250%	8/4/45	340,000	324,107
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,040,000	1,058,728 (b)(c)(d)
Credit Agricole SA, Senior Notes (6.316% to 10/3/28 then SOFR + 1.860%)	6.316%	10/3/29	290,000	303,215 (b)(d)
HSBC Holdings PLC, Junior Subordinated Notes (4.600% to 6/17/31 then 5 year Treasury Constant Maturity Rate + 3.649%)	4.600%	12/17/30	320,000	283,735 (c)(d)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	300,000	301,307 (c)(d)
HSBC Holdings PLC, Senior Notes	4.950%	3/31/30	200,000	200,726
HSBC Holdings PLC, Senior Notes (5.450% to 3/3/35 then SOFR + 1.560%)	5.450%	3/3/36	370,000	368,777 (d)
HSBC Holdings PLC, Senior Notes (5.546% to 3/4/29 then SOFR + 1.460%)	5.546%	3/4/30	340,000	347,506 (d)
HSBC Holdings PLC, Senior Notes (6.254% to 3/9/33 then SOFR + 2.390%)	6.254%	3/9/34	840,000	888,327 (d)
HSBC Holdings PLC, Subordinated Notes	7.625%	5/17/32	70,000	79,808
HSBC Holdings PLC, Subordinated Notes (4.762% to 3/29/32 then SOFR + 2.530%)	4.762%	3/29/33	400,000	382,088 (d)
ING Groep NV, Senior Notes (5.525% to 3/25/35 then SOFR + 1.610%)	5.525%	3/25/36	500,000	500,992 (d)
Intesa Sanpaolo SpA, Senior Notes	7.000%	11/21/25	200,000	202,572 (b)
Intesa Sanpaolo SpA, Senior Notes	7.800%	11/28/53	200,000	231,686 (b)
Intesa Sanpaolo SpA, Senior Notes (7.778% to 6/20/53 then 1 year Treasury Constant Maturity Rate + 3.900%)	7.778%	6/20/54	220,000	244,568 (b)(d)
Intesa Sanpaolo SpA, Subordinated Notes (4.198% to 6/1/31 then 1 year Treasury Constant Maturity Rate + 2.600%)	4.198%	6/1/32	200,000	179,538 (b)(d)
JPMorgan Chase & Co., Senior Notes (3.897% to 1/23/48 then 3 mo. Term SOFR + 1.482%)	3.897%	1/23/49	50,000	39,044 (d)
JPMorgan Chase & Co., Senior Notes (5.534% to 11/29/44 then SOFR + 1.550%)	5.534%	11/29/45	310,000	307,104 (d)
See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2025 Quarterly Report

 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
JPMorgan Chase & Co., Subordinated Notes	5.625%	8/16/43	$440,000	$440,751
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	490,000	446,996
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	370,000	372,180 (c)(d)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	270,000	280,874 (c)(d)
PNC Financial Services Group Inc., Senior Notes (4.812% to 10/21/31 then SOFR + 1.259%)	4.812%	10/21/32	440,000	435,395 (d)
Societe Generale SA, Senior Notes (6.100% to 4/13/32 then 1 year Treasury Constant Maturity Rate + 1.600%)	6.100%	4/13/33	220,000	225,459 (b)(d)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	410,000	392,775 (b)
Swedbank AB, Senior Notes	5.407%	3/14/29	310,000	318,079 (b)
Synovus Financial Corp., Senior Notes (6.168% to 11/1/29 then SOFR + 2.347%)	6.168%	11/1/30	170,000	172,222 (d)
Toronto-Dominion Bank, Junior Subordinated Notes (7.250% to 7/31/29 then 5 year Treasury Constant Maturity Rate + 2.977%)	7.250%	7/31/84	200,000	201,511 (d)
Truist Financial Corp., Senior Notes (5.867% to 6/8/33 then SOFR + 2.361%)	5.867%	6/8/34	160,000	164,661 (d)
Truist Financial Corp., Senior Notes (7.161% to 10/30/28 then SOFR + 2.446%)	7.161%	10/30/29	230,000	247,716 (d)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	300,000	309,674 (d)
Wells Fargo & Co., Senior Notes (4.611% to 4/25/52 then SOFR + 2.130%)	4.611%	4/25/53	380,000	322,696 (d)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	230,000	207,188 (d)
Wells Fargo & Co., Senior Notes (5.211% to 12/3/34 then SOFR + 1.380%)	5.211%	12/3/35	680,000	675,562 (d)
Wells Fargo & Co., Senior Notes (5.557% to 7/25/33 then SOFR + 1.990%)	5.557%	7/25/34	450,000	458,062 (d)
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	430,000	403,871
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	580,000	489,447
Westpac Banking Corp., Subordinated Notes	4.421%	7/24/39	110,000	99,227
Total Banks				23,084,767
Capital Markets — 6.1%
Ares Management Corp., Senior Notes	5.600%	10/11/54	180,000	167,451
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	320,000	284,000 (c)(d)
Charles Schwab Corp., Senior Notes (5.853% to 5/19/33 then SOFR + 2.500%)	5.853%	5/19/34	260,000	271,692 (d)
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	600,000	638,918 (d)
CI Financial Corp., Senior Notes	7.500%	5/30/29	380,000	398,612 (b)
CI Financial Corp., Senior Notes	3.200%	12/17/30	260,000	227,220
CME Group Inc., Senior Notes	5.300%	9/15/43	440,000	440,410
Credit Suisse AG AT1 Claim	—	—	1,700,000	0 *(e)(f)(g)
Credit Suisse USA LLC, Senior Notes	7.125%	7/15/32	40,000	45,198
Goldman Sachs Group Inc., Junior Subordinated Notes (6.850% to 2/10/30 then 5 year Treasury Constant Maturity Rate + 2.461%)	6.850%	2/10/30	160,000	162,399 (c)(d)
Goldman Sachs Group Inc., Junior Subordinated Notes (7.500% to 2/10/29 then 5 year Treasury Constant Maturity Rate + 3.156%)	7.500%	2/10/29	100,000	105,120 (c)(d)
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	570,000	601,609
Goldman Sachs Group Inc., Senior Notes (5.536% to 1/28/35 then SOFR + 1.380%)	5.536%	1/28/36	350,000	355,020 (d)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	640,000	692,625
See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Capital Markets — continued
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	$500,000	$453,842
Intercontinental Exchange Inc., Senior Notes	4.950%	6/15/52	250,000	226,531
Intercontinental Exchange Inc., Senior Notes	5.200%	6/15/62	260,000	241,206
KKR Group Finance Co. X LLC, Senior Notes	3.250%	12/15/51	90,000	57,330 (b)
Morgan Stanley, Senior Notes	6.375%	7/24/42	90,000	98,124
Morgan Stanley, Subordinated Notes (5.297% to 4/20/32 then SOFR + 2.620%)	5.297%	4/20/37	130,000	127,554 (d)
Morgan Stanley, Subordinated Notes (5.948% to 1/19/33 then 5 year Treasury Constant Maturity Rate + 2.430%)	5.948%	1/19/38	50,000	50,562 (d)
Raymond James Financial Inc., Senior Notes	4.650%	4/1/30	70,000	70,332
Raymond James Financial Inc., Senior Notes	4.950%	7/15/46	90,000	81,547
State Street Corp., Junior Subordinated Notes (6.700% to 3/15/29 then 5 year Treasury Constant Maturity Rate + 2.613%)	6.700%	3/15/29	250,000	256,942 (c)(d)
UBS Group AG, Junior Subordinated Notes (7.750% to 4/12/31 then USD 5 year SOFR ICE Swap Rate + 4.160%)	7.750%	4/12/31	200,000	208,590 (b)(c)(d)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/33 then 5 year Treasury Constant Maturity Rate + 4.758%)	9.250%	11/13/33	290,000	331,674 (b)(c)(d)
UBS Group AG, Senior Notes (6.301% to 9/22/33 then 1 year Treasury Constant Maturity Rate + 2.000%)	6.301%	9/22/34	230,000	244,568 (b)(d)
UBS Group AG, Senior Notes (6.537% to 8/12/32 then SOFR + 3.920%)	6.537%	8/12/33	380,000	407,300 (b)(d)
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	250,000	305,594 (b)(d)
Total Capital Markets				7,551,970
Consumer Finance — 0.1%
Capital One Financial Corp., Senior Notes (5.817% to 2/1/33 then SOFR + 2.600%)	5.817%	2/1/34	150,000	151,237 (d)
Financial Services — 2.8%
200 Park Funding Trust, Senior Notes	5.740%	2/15/55	340,000	337,659 (b)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	430,000	404,185
Apollo Global Management Inc., Senior Notes (6.000% to 12/15/34 then 5 year Treasury Constant Maturity Rate + 2.168%)	6.000%	12/15/54	60,000	58,104 (d)
Carlyle Finance LLC, Senior Notes	5.650%	9/15/48	110,000	106,808 (b)
Citadel LP, Senior Notes	6.000%	1/23/30	60,000	61,005 (b)
Citadel LP, Senior Notes	6.375%	1/23/32	160,000	164,254 (b)
Everest Reinsurance Holdings Inc., Senior Notes	3.500%	10/15/50	140,000	94,317
High Street Funding Trust III, Senior Notes	5.807%	2/15/55	230,000	227,028 (b)
ILFC E-Capital Trust I, Ltd. GTD (3 mo. Term SOFR + 1.812%)	6.117%	12/21/65	470,000	392,595 (b)(d)
ILFC E-Capital Trust II, Ltd. GTD (3 mo. Term SOFR + 2.062%)	6.367%	12/21/65	270,000	228,225 (b)(d)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.125%	11/1/32	620,000	610,503 (b)
LPL Holdings Inc., Senior Notes	5.650%	3/15/35	320,000	317,060
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	4.000%	10/15/33	140,000	120,203 (b)
SMBC Aviation Capital Finance DAC, Senior Notes	5.300%	4/3/29	380,000	385,603 (b)
Total Financial Services				3,507,549
Insurance — 5.5%
AIA Group Ltd., Subordinated Notes	4.950%	3/30/35	280,000	274,797 (b)
Allianz SE, Subordinated Notes (5.600% to 9/3/34 then 5 year Treasury Constant Maturity Rate + 2.771%)	5.600%	9/3/54	200,000	197,054 (b)(d)
See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2025 Quarterly Report

 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Insurance — continued
Allstate Corp., Junior Subordinated Notes (6.500% to 5/15/37 then 3 mo. USD LIBOR + 2.120%)	6.500%	5/15/57	$480,000	$490,695 (d)
American International Group Inc., Junior Subordinated Notes	6.250%	3/15/37	80,000	76,745
American International Group Inc., Senior Notes	4.750%	4/1/48	70,000	61,947
Americo Life Inc., Senior Notes	3.450%	4/15/31	80,000	69,408 (b)
Arthur J Gallagher & Co., Senior Notes	5.150%	2/15/35	490,000	486,008
Athene Holding Ltd., Senior Notes	6.250%	4/1/54	400,000	401,019
AXA SA, Subordinated Notes	8.600%	12/15/30	200,000	236,312
Global Atlantic Fin Co., Senior Notes	6.750%	3/15/54	300,000	304,824 (b)
Liberty Mutual Insurance Co., Subordinated Notes	7.875%	10/15/26	490,000	508,169 (b)
Marsh & McLennan Cos. Inc., Senior Notes	5.000%	3/15/35	720,000	712,788
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	260,000	216,230 (b)
Meiji Yasuda Life Insurance Co., Subordinated Notes (6.100% to 6/11/35 then 5 year Treasury Constant Maturity Rate + 2.911%)	6.100%	6/11/55	210,000	209,787 (b)(d)
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	1,150,000	1,168,443
MetLife Inc., Subordinated Notes (6.350% to 3/15/35 then 5 year Treasury Constant Maturity Rate + 2.078%)	6.350%	3/15/55	280,000	280,952 (d)
New York Life Insurance Co., Subordinated Notes	4.450%	5/15/69	90,000	70,330 (b)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.625%	9/30/59	110,000	74,818 (b)
Prudential Financial Inc., Junior Subordinated Notes (6.500% to 3/15/34 then 5 year Treasury Constant Maturity Rate + 2.404%)	6.500%	3/15/54	120,000	122,512 (d)
Prudential Financial Inc., Junior Subordinated Notes (6.750% to 3/1/33 then 5 year Treasury Constant Maturity Rate + 2.848%)	6.750%	3/1/53	170,000	177,510 (d)
RenaissanceRe Holdings Ltd., Senior Notes	5.750%	6/5/33	190,000	193,525
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	400,000	454,264 (b)
Total Insurance				6,788,137
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Blackstone Holdings Finance Co. LLC, Senior Notes	6.200%	4/22/33	450,000	478,640 (b)

Total Financials				41,562,300
Health Care — 6.7%
Biotechnology — 1.6%
AbbVie Inc., Senior Notes	4.050%	11/21/39	740,000	649,288
Amgen Inc., Senior Notes	5.250%	3/2/33	740,000	750,965
Amgen Inc., Senior Notes	5.650%	3/2/53	300,000	294,506
Amgen Inc., Senior Notes	5.750%	3/2/63	110,000	107,283
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	60,000	60,869
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	50,000	45,009
Total Biotechnology				1,907,920
Health Care Equipment & Supplies — 0.6%
Abbott Laboratories, Senior Notes	4.900%	11/30/46	90,000	85,226
Becton Dickinson & Co., Senior Notes	4.669%	6/6/47	410,000	354,734
Stryker Corp., Senior Notes	5.200%	2/10/35	260,000	262,609
Total Health Care Equipment & Supplies				702,569
Health Care Providers & Services — 3.9%
Cardinal Health Inc., Senior Notes	5.350%	11/15/34	480,000	481,962
Centene Corp., Senior Notes	4.250%	12/15/27	100,000	97,657
See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care Providers & Services — continued
Centene Corp., Senior Notes	4.625%	12/15/29	$360,000	$345,176
Centene Corp., Senior Notes	3.375%	2/15/30	500,000	452,606
Cigna Group, Senior Notes	4.800%	8/15/38	300,000	280,475
CVS Health Corp., Junior Subordinated Notes (7.000% to 3/10/30 then 5 year Treasury Constant Maturity Rate + 2.886%)	7.000%	3/10/55	150,000	151,558 (d)
CVS Health Corp., Senior Notes	4.780%	3/25/38	560,000	502,730
Dartmouth-Hitchcock Health, Secured Bonds	4.178%	8/1/48	100,000	78,783
HCA Inc., Senior Notes	4.125%	6/15/29	210,000	203,965
HCA Inc., Senior Notes	5.125%	6/15/39	110,000	102,185
HCA Inc., Senior Notes	5.500%	6/15/47	220,000	202,769
HCA Inc., Senior Notes	5.250%	6/15/49	350,000	308,254
HCA Inc., Senior Notes	6.200%	3/1/55	390,000	387,475
Horizon Mutual Holdings Inc., Senior Notes	6.200%	11/15/34	280,000	272,977 (b)
Humana Inc., Senior Notes	8.150%	6/15/38	80,000	95,886
Humana Inc., Senior Notes	4.800%	3/15/47	150,000	123,976
Inova Health System Foundation, Senior Notes	4.068%	5/15/52	90,000	71,838
Orlando Health Obligated Group, Senior Notes	5.475%	10/1/35	200,000	204,219
Orlando Health Obligated Group, Senior Notes	4.089%	10/1/48	170,000	139,143
UnitedHealth Group Inc., Senior Notes	5.500%	7/15/44	120,000	118,276
UnitedHealth Group Inc., Senior Notes	5.625%	7/15/54	260,000	255,398
Total Health Care Providers & Services				4,877,308
Pharmaceuticals — 0.6%
Bausch Health Cos. Inc., Senior Notes	5.000%	1/30/28	80,000	58,500 (b)
Bristol-Myers Squibb Co., Senior Notes	6.250%	11/15/53	140,000	150,417
Pfizer Investment Enterprises Pte Ltd., Senior Notes	5.110%	5/19/43	300,000	286,269
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	8.125%	9/15/31	200,000	223,156
Zoetis Inc., Senior Notes	4.700%	2/1/43	30,000	27,263
Total Pharmaceuticals				745,605

Total Health Care				8,233,402
Industrials — 5.8%
Aerospace & Defense — 1.3%
Boeing Co., Senior Notes	6.528%	5/1/34	600,000	643,237
Boeing Co., Senior Notes	5.705%	5/1/40	210,000	204,265
HEICO Corp., Senior Notes	5.350%	8/1/33	240,000	242,514
Hexcel Corp., Senior Notes	5.875%	2/26/35	270,000	275,240
L3Harris Technologies Inc., Senior Notes	5.400%	7/31/33	190,000	192,485
RTX Corp., Senior Notes	4.625%	11/16/48	110,000	94,631
Total Aerospace & Defense				1,652,372
Air Freight & Logistics — 0.1%
FedEx Corp., Senior Notes	5.250%	5/15/50	70,000	62,602 (b)
Building Products — 0.3%
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	340,000	342,436 (b)
Commercial Services & Supplies — 0.7%
Rollins Inc., Senior Notes	5.250%	2/24/35	110,000	109,511 (b)
Waste Connections Inc., Senior Notes	4.250%	12/1/28	480,000	476,201
See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2025 Quarterly Report

 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Commercial Services & Supplies — continued
Waste Management Inc., Senior Notes	4.650%	3/15/30	$320,000	$321,642
Total Commercial Services & Supplies				907,354
Ground Transportation — 0.2%
Union Pacific Corp., Senior Notes	4.375%	11/15/65	320,000	246,544
Industrial Conglomerates — 0.6%
General Electric Co., Senior Notes	6.875%	1/10/39	94,000	108,954
Honeywell International Inc., Senior Notes	4.950%	9/1/31	320,000	325,359
Honeywell International Inc., Senior Notes	5.000%	2/15/33	350,000	352,153
Total Industrial Conglomerates				786,466
Machinery — 0.4%
Caterpillar Inc., Senior Notes	4.750%	5/15/64	220,000	191,270
Otis Worldwide Corp., Senior Notes	5.125%	11/19/31	230,000	232,767
Total Machinery				424,037
Passenger Airlines — 1.1%
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	45,833	45,743 (b)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	110,000	107,731 (b)
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	260,000	260,357 (b)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	95,250	94,929 (b)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	180,000	179,308 (b)
Southwest Airlines Co., Senior Notes	5.125%	6/15/27	190,000	191,313
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	440,000	416,695 (b)
United Airlines Pass-Through Trust	4.875%	1/15/26	80,640	80,520
Total Passenger Airlines				1,376,596
Trading Companies & Distributors — 1.1%
Air Lease Corp., Senior Notes	5.850%	12/15/27	320,000	329,599
Aircastle Ltd., Senior Notes	5.250%	8/11/25	630,000	630,453 (b)
Aircastle Ltd./Aircastle Ireland DAC, Senior Notes	5.250%	3/15/30	200,000	199,410 (b)
Aircastle Ltd./Aircastle Ireland DAC, Senior Notes	5.750%	10/1/31	150,000	153,042 (b)
Total Trading Companies & Distributors				1,312,504

Total Industrials				7,110,911
Information Technology — 4.3%
IT Services — 0.2%
Kyndryl Holdings Inc., Senior Notes	4.100%	10/15/41	300,000	232,764
Semiconductors & Semiconductor Equipment — 2.3%
Broadcom Inc., Senior Notes	4.350%	2/15/30	300,000	295,701
Broadcom Inc., Senior Notes	4.150%	11/15/30	113,000	109,392
Broadcom Inc., Senior Notes	4.300%	11/15/32	370,000	353,309
Broadcom Inc., Senior Notes	3.187%	11/15/36	14,000	11,497 (b)
Broadcom Inc., Senior Notes	4.926%	5/15/37	152,000	146,211 (b)
Foundry JV Holdco LLC, Senior Secured Notes	5.900%	1/25/33	250,000	254,629 (b)
Foundry JV Holdco LLC, Senior Secured Notes	6.250%	1/25/35	420,000	436,660 (b)
Foundry JV Holdco LLC, Senior Secured Notes	6.100%	1/25/36	230,000	235,746 (b)
Intel Corp., Senior Notes	4.900%	7/29/45	130,000	109,520
Intel Corp., Senior Notes	4.750%	3/25/50	10,000	8,063
Intel Corp., Senior Notes	5.700%	2/10/53	60,000	55,193
Intel Corp., Senior Notes	4.950%	3/25/60	60,000	48,650
See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Semiconductors & Semiconductor Equipment — continued
Intel Corp., Senior Notes	3.200%	8/12/61	$120,000	$67,955
Micron Technology Inc., Senior Notes	5.800%	1/15/35	150,000	153,669
Micron Technology Inc., Senior Notes	3.366%	11/1/41	30,000	22,180
NVIDIA Corp., Senior Notes	3.700%	4/1/60	80,000	59,988
Texas Instruments Inc., Senior Notes	4.600%	2/15/28	250,000	252,662
Texas Instruments Inc., Senior Notes	3.875%	3/15/39	270,000	238,533
Total Semiconductors & Semiconductor Equipment				2,859,558
Software — 1.4%
Microsoft Corp., Senior Notes	4.250%	2/6/47	970,000	878,215
Oracle Corp., Senior Notes	3.950%	3/25/51	310,000	227,862
Oracle Corp., Senior Notes	4.100%	3/25/61	380,000	271,830
Synopsys Inc., Senior Notes	5.000%	4/1/32	130,000	130,378
Synopsys Inc., Senior Notes	5.150%	4/1/35	180,000	181,016
Synopsys Inc., Senior Notes	5.700%	4/1/55	130,000	129,171
Total Software				1,818,472
Technology Hardware, Storage & Peripherals — 0.4%
Apple Inc., Senior Notes	3.850%	8/4/46	340,000	277,147
Dell International LLC/EMC Corp., Senior Notes	8.100%	7/15/36	120,000	143,284
Dell International LLC/EMC Corp., Senior Notes	8.350%	7/15/46	30,000	37,734
Total Technology Hardware, Storage & Peripherals				458,165

Total Information Technology				5,368,959
Materials — 5.1%
Chemicals — 1.2%
Dow Chemical Co., Senior Notes	7.375%	11/1/29	800,000	889,795
OCP SA, Senior Notes	3.750%	6/23/31	200,000	177,766 (b)
OCP SA, Senior Notes	6.750%	5/2/34	200,000	205,806 (b)
Sociedad Quimica y Minera de Chile SA, Senior Notes	3.500%	9/10/51	240,000	160,273 (b)
Total Chemicals				1,433,640
Construction Materials — 0.3%
CRH America Finance Inc., Senior Notes	5.500%	1/9/35	370,000	374,889
Metals & Mining — 3.4%
ArcelorMittal SA, Senior Notes	4.550%	3/11/26	470,000	469,245
ArcelorMittal SA, Senior Notes	6.550%	11/29/27	160,000	166,631
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	180,000	184,875
Capstone Copper Corp., Senior Notes	6.750%	3/31/33	40,000	39,878 (b)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	210,000	197,088
Glencore Finance Canada Ltd., Senior Notes	6.900%	11/15/37	430,000	469,698 (b)
Glencore Finance Canada Ltd., Senior Notes	5.550%	10/25/42	150,000	142,073 (b)
Glencore Funding LLC, Senior Notes	3.375%	9/23/51	70,000	46,082 (b)
Glencore Funding LLC, Senior Notes	6.141%	4/1/55	120,000	120,854 (a)(b)
Rio Tinto Finance USA PLC, Senior Notes	5.250%	3/14/35	340,000	342,741
Southern Copper Corp., Senior Notes	5.250%	11/8/42	470,000	434,929
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,148,000	1,241,785
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	350,000	347,495
Yamana Gold Inc., Senior Notes	2.630%	8/15/31	30,000	25,814
Total Metals & Mining				4,229,188
See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2025 Quarterly Report

 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Paper & Forest Products — 0.2%
Georgia-Pacific LLC, Senior Notes	7.375%	12/1/25	$250,000	$254,776

Total Materials				6,292,493
Real Estate — 0.2%
Diversified REITs — 0.1%
VICI Properties LP, Senior Notes	5.750%	4/1/34	190,000	191,163
Residential REITs — 0.1%
Invitation Homes Operating Partnership LP, Senior Notes	4.150%	4/15/32	80,000	74,677

Total Real Estate				265,840
Utilities — 5.4%
Electric Utilities — 4.8%
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.800%	3/15/30	280,000	281,838
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	5.050%	3/1/35	310,000	307,912
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	210,000	183,867
Comision Federal de Electricidad, Senior Notes	6.450%	1/24/35	200,000	192,552 (b)
Dominion Energy South Carolina Inc., First Mortgage Bonds	5.300%	1/15/35	240,000	242,894
Edison International, Junior Subordinated Notes (5.375% to 3/15/26 then 5 year Treasury Constant Maturity Rate + 4.698%)	5.375%	3/9/26	210,000	201,507 (c)(d)
Electricite de France SA, Senior Notes	5.750%	1/13/35	400,000	405,741 (b)
Enel Finance International NV, Senior Notes	7.050%	10/14/25	330,000	333,118 (b)
Entergy Texas Inc., First Mortgage Bonds	5.250%	4/15/35	280,000	279,749
Georgia Power Co., Senior Notes	4.850%	3/15/31	190,000	191,169
Georgia Power Co., Senior Notes	5.200%	3/15/35	360,000	362,568
Interstate Power and Light Co., Senior Notes	5.450%	9/30/54	50,000	47,787
Jersey Central Power & Light Co., Senior Notes	5.100%	1/15/35	90,000	89,014 (b)
Oglethorpe Power Corp., First Mortgage Bonds	5.900%	2/1/55	130,000	130,107 (b)
Ohio Edison Co., Senior Notes	5.500%	1/15/33	90,000	91,265 (b)
Oncor Electric Delivery Co. LLC, Secured Notes	5.800%	4/1/55	200,000	200,927 (b)
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.350%	4/1/35	100,000	101,157 (b)
Pacific Gas and Electric Co., First Mortgage Bonds	5.700%	3/1/35	130,000	130,099
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	8/1/40	20,000	14,722
Pacific Gas and Electric Co., First Mortgage Bonds	4.950%	7/1/50	240,000	200,567
Pacific Gas and Electric Co., First Mortgage Bonds	6.750%	1/15/53	140,000	146,330
PacifiCorp, Junior Subordinated Notes (7.375% to 9/15/30 then 5 year Treasury Constant Maturity Rate + 3.319%)	7.375%	9/15/55	170,000	172,612 (d)
PG&E Wildfire Recovery Funding LLC, Senior Secured Notes	5.081%	6/1/41	120,000	118,030
PG&E Wildfire Recovery Funding LLC, Senior Secured Notes	5.212%	12/1/47	30,000	28,697
Southern California Edison Co., First Mortgage Bonds	4.125%	3/1/48	310,000	233,617
Southern California Edison Co., First Mortgage Bonds	6.200%	9/15/55	100,000	99,783
Southern Co., Junior Subordinated Notes (4.000% to 1/15/26 then 5 year Treasury Constant Maturity Rate + 3.733%)	4.000%	1/15/51	62,000	61,359 (d)
Virginia Electric & Power Co., Senior Notes	8.875%	11/15/38	390,000	515,024
Vistra Operations Co. LLC, Senior Secured Notes	6.000%	4/15/34	210,000	212,392 (b)
Vistra Operations Co. LLC, Senior Secured Notes	5.700%	12/30/34	340,000	338,561 (b)
Total Electric Utilities				5,914,965
Independent Power and Renewable Electricity Producers — 0.5%
AES Andes SA, Senior Notes	6.250%	3/14/32	200,000	201,482 (b)
See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Independent Power and Renewable Electricity Producers — continued
AES Corp., Junior Subordinated Notes (6.950% to 7/15/30 then 5 year Treasury Constant Maturity Rate + 2.890%)	6.950%	7/15/55	$120,000	$114,652 (d)
Calpine Corp., Senior Secured Notes	4.500%	2/15/28	260,000	252,265 (b)
Total Independent Power and Renewable Electricity Producers				568,399
Multi-Utilities — 0.1%
Ameren Illinois Co., First Mortgage Bonds	5.625%	3/1/55	110,000	109,617
PECO Energy Co., First Mortgage Bonds	5.250%	9/15/54	80,000	75,858
Total Multi-Utilities				185,475

Total Utilities				6,668,839
Total Corporate Bonds & Notes (Cost — $117,604,909)				115,110,519
Sovereign Bonds — 3.0%
Argentina — 0.5%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	31,808	24,731
Argentine Republic Government International Bond, Senior Notes, Step bond (4.125% to 7/9/27 then 4.750%)	4.125%	7/9/35	292,973	183,789
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	605,881	391,551 (b)
Total Argentina				600,071
Brazil — 0.2%

Brazilian Government International Bond, Senior Notes	6.125%	3/15/34	330,000	321,625
Canada — 0.7%

Province of Quebec Canada, Senior Notes	7.970%	7/22/36	650,000	821,718
Colombia — 0.7%

Colombia Government International Bond, Senior Notes	4.500%	3/15/29	870,000	821,280
Ivory Coast — 0.2%

Ivory Coast Government International Bond, Senior Notes	7.625%	1/30/33	300,000	292,255 (b)
Mexico — 0.5%
Mexico Government International Bond, Senior Notes	4.280%	8/14/41	200,000	152,042
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	360,000	257,598
Mexico Government International Bond, Senior Notes	6.400%	5/7/54	310,000	283,638
Total Mexico				693,278
Paraguay — 0.2%
Paraguay Government International Bond, Senior Notes	6.650%	3/4/55	200,000	200,990 (b)

Total Sovereign Bonds (Cost — $3,777,438)				3,751,217
Municipal Bonds — 1.0%
California — 0.7%
Los Angeles County, CA Public Works Financing Authority Revenue, Multiple Capital Projects I, Series 2010 B, Taxable Build America Bonds	7.618%	8/1/40	650,000	763,038
Regents of the University of California Medical Center Pooled Revenue, Series Q	4.563%	5/15/53	110,000	94,835
Total California				857,873
Florida — 0.1%

Sumter Landing, FL, Community Development District Recreational Revenue, Taxable Community Development District	4.172%	10/1/47	170,000	149,209
Illinois — 0.2%
Illinois State, GO, Taxable, Build America Bonds, Series 2010-3	6.725%	4/1/35	262,308	275,171

Total Municipal Bonds (Cost — $1,436,084)				1,282,253
See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2025 Quarterly Report

 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

U.S. Government & Agency Obligations — 0.7%
U.S. Government Obligations — 0.7%
U.S. Treasury Notes	3.875%	3/15/28	$190,000	$189,977
U.S. Treasury Notes	4.625%	2/15/35	630,000	650,918

Total U.S. Government & Agency Obligations (Cost — $834,866)				840,895
			Shares
Preferred Stocks — 0.1%
Financials — 0.1%
Insurance — 0.1%
Delphi Financial Group Inc. (3 mo. Term SOFR + 3.452%) (Cost — $143,068)	7.775%		5,725	139,547 (d)
Total Investments before Short-Term Investments (Cost — $123,796,365)				121,124,431

Short-Term Investments — 0.7%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $904,541)	4.315%		904,541	904,541 (h)(i)
Total Investments — 98.5% (Cost — $124,700,906)				122,028,972
Other Assets in Excess of Liabilities — 1.5%				1,801,853
Total Net Assets — 100.0%				$123,830,825

*	Non-income producing security.
(a)	Securities traded on a when-issued or delayed delivery basis.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	Security has no maturity date. The date shown represents the next call date.
(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(f)	Security is valued using significant unobservable inputs (Note 1).
(g)	Value is less than $1.
(h)	Rate shown is one-day yield as of the end of the reporting period.
(i)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2025, the total market value of investments in Affiliated Companies was $904,541 and the cost was $904,541 (Note 2).

Abbreviation(s) used in this schedule:
GO	—	General Obligation
GTD	—	Guaranteed
ICE	—	Intercontinental Exchange
JSC	—	Joint Stock Company
LIBOR	—	London Interbank Offered Rate
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Investment Grade Income Fund Inc.
At March 31, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	79	6/25	$16,268,319	$16,366,578	$98,259
U.S. Treasury 5-Year Notes	43	6/25	4,610,971	4,650,719	39,748
U.S. Treasury 10-Year Notes	12	6/25	1,327,208	1,334,625	7,417
U.S. Treasury Long-Term Bonds	1	6/25	117,314	117,281	(33)
					145,391
Contracts to Sell:
U.S. Treasury Ultra 10-Year Notes	117	6/25	13,126,845	13,352,625	(225,780)
Net unrealized depreciation on open futures contracts					$(80,389)
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Investment Grade Income Fund Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company. The Fund’s primary investment objective is to seek a high level of current income, consistent with prudent investment risk, through investment in a diversified portfolio of debt securities. To a lesser extent, the Fund may also invest in privately placed debt securities and in certain equity securities. Capital appreciation is a secondary investment objective.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the adviser to be unreliable, the market price may be determined by the adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s adviser has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s adviser is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s adviser and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other

Western Asset Investment Grade Income Fund Inc. 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$41,562,300	$0 *	$41,562,300
Other Corporate Bonds & Notes	—	73,548,219	—	73,548,219
Sovereign Bonds	—	3,751,217	—	3,751,217
Municipal Bonds	—	1,282,253	—	1,282,253
U.S. Government & Agency Obligations	—	840,895	—	840,895
Preferred Stocks	—	139,547	—	139,547
Total Long-Term Investments	—	121,124,431	0 *	121,124,431
Short-Term Investments†	$904,541	—	—	904,541
Total Investments	$904,541	$121,124,431	$0 *	$122,028,972
Other Financial Instruments:
Futures Contracts††	$145,424	—	—	$145,424
Total	$1,049,965	$121,124,431	$0 *	$122,174,396
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$225,813	—	—	$225,813

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2025. The following transactions were effected

Western Asset Investment Grade Income Fund Inc. 2025 Quarterly Report

in such company for the period ended March 31, 2025.

	Affiliate Value at December 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$771,867	$10,330,864	10,330,864	$10,198,190	10,198,190

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$8,784	—	$904,541

Western Asset Investment Grade Income Fund Inc. 2025 Quarterly Report